FIRST INVESTORS INCOME FUNDS
40 Wall Street
New York, New York 10005
212-858-8000

February 5, 2019

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	First Investors Income Funds

First Investors Floating Rate Fund, First Investors Fund For Income, First Investors Government Cash Management Fund, First Investors International Opportunities Bond Fund, First Investors Investment Grade Fund, First Investors Limited Duration Bond Fund, and First Investors Strategic Income Fund (“Funds”)

File Nos. 002-89287 and 811-03967

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of statutory prospectus and statement of additional information used with respect to the Funds, each a series of First Investors Income Funds, does not differ from that contained in Post-Effective Amendment No. 92 to its Registration Statement on Form N-1A, which was electronically filed with the Securities and Exchange Commission on January 28, 2019.

If you have any questions or comments concerning the filing, please contact me at 212-858-8144.

Very truly yours,

/s/ Scott K. Richardson
Scott K. Richardson
Secretary of First Investors
Income Funds